Segment Information	12 Months Ended
Oct. 31, 2015
Segment Information
Segment Information

Note 3: Segment Information

HP is a leading global provider of personal computing and other access devices, imaging and printing products, and related technologies, solutions and services. HP sells to individual consumers, small- and medium-sized businesses (“SMBs”) and large enterprises, including customers in the government, health and education sectors.

HP’s operations are organized into three segments for financial reporting purposes: Personal Systems, Printing and Corporate Investments. HP’s organizational structure is based on a number of factors that the chief operating decision maker uses to evaluate, view and run its business operations, which include, but are not limited to, customer base and homogeneity of products and technology. The segments are based on this organizational structure and information reviewed by HP’s chief operating decision maker to evaluate segment results. The chief operating decision maker uses several metrics to evaluate the performance of the overall business, including earnings from operations, and uses these results to allocate resources to each of the segments.

A summary description of each segment follows.

Personal Systems provides commercial personal computers (“PCs”), consumer PCs, workstations, thin clients, tablets, retail point-of-sale systems, calculators and other related accessories, software, support and services for the commercial and consumer markets. HP groups commercial notebooks, commercial desktops, commercial services, commercial tablets, commercial detachables, workstations, retail point-of-sale systems and thin clients into commercial clients and consumer notebooks, consumer desktops, consumer services, consumer tablets and consumer detachables into consumer clients when describing performance in these markets. Described below are HP’s global business capabilities within Personal Systems.

•

Commercial PCs are optimized for enterprise and SMB customers, with a focus on robust designs, serviceability, connectivity, reliability and manageability in networked environments. Additionally, HP offers a range of services and solutions to enterprise and SMB customers to help them manage the lifecycle of their PC and mobility installed base.

•	Consumer PCs are notebooks, desktops, and hybrids that are optimized for consumer usage, focusing on multi-media consumption, online browsing, and light productivity.

Printing provides consumer and commercial printer hardware, supplies, media, solutions and services, as well as scanning devices. Printing is also focused on imaging solutions in the commercial markets. HP groups LaserJet, graphics and PageWide printers into Commercial Hardware and Inkjet printers into Consumer Hardware when describing performance in these markets. Described below are HP’s global business capabilities within Printing.

•

LaserJet and Enterprise Solutions deliver HP’s LaserJet printers, supplies and solutions to SMBs and large enterprises. HP goes to market through its extensive channel network and directly with HP sales. Ongoing key initiatives include printer security solutions, PageWide Enterprise solutions, and award-winning JetIntelligence products.

•

Inkjet and Printing Solutions deliver HP’s consumer, SMB, and PageWide Inkjet solutions (hardware, supplies, media, and web-connected hardware and services). Ongoing initiatives and programs such as Ink in the Office and Ink Advantage and newer initiatives such as Instant Ink provide innovative printing solutions to consumers and SMBs.

•

Graphics Solutions deliver large format printers (Designjet, Large Format Production, and Scitex Industrial), specialty printing, digital press solutions (Indigo and Inkjet Webpress), supplies and services to print service providers and design and rendering customers.

•

Print Solutions provide end-to-end services and software, as well as core platforms to develop and deploy services across printing systems. HP’s focus includes driving customer value through managed print services, providing support solutions for new and existing customers and innovative software solutions for augmented reality, contact center analytics, customer communications management and digital experience management.

Corporate Investments includes HP Labs and certain business incubation projects among others.

The accounting policies HP uses to derive segment results are substantially the same as those used by the company in preparing these financial statements. HP derives the results of the business segments directly from its internal management reporting system. Segment net revenue includes revenues from sales to external customers and intersegment revenues that reflect transactions between the segments on an arm’s-length basis. HP’s consolidated net revenue is derived and reported after the elimination of intersegment revenues from such arrangements.

HP periodically engages in intercompany advanced royalty payment and licensing arrangements that may result in advance payments between subsidiaries. Revenues from these intercompany arrangements are deferred and recognized as earned over the term of the arrangement by the HP legal entities involved in such transactions; however, these advanced payments are eliminated from revenues as reported by HP and its business segments. As disclosed in Note 7, “Taxes on earnings”, during fiscal 2015, HP executed intercompany advanced royalty payment arrangements which resulted in advanced payments of $3.8 billion, while during fiscal 2014, HP executed a multi-year intercompany licensing arrangement and intercompany advanced royalty payment arrangement which resulted in combined advanced payments of $3.8 billion. In these transactions, the payments were received in the U.S. from a foreign consolidated affiliate, with a deferral of intercompany revenues over the term of the arrangements, which is approximately 5 years and 15 years, respectively. The impact of these intercompany arrangements is eliminated from both HP consolidated and segment net revenues.

HP does not allocate to its segments certain operating expenses, which it manages at the corporate level. These unallocated costs include certain corporate governance costs, stock-based compensation expense, amortization of intangible assets, restructuring charges, acquisition and other related charges, defined benefit plan settlement charges and non-operating retirement-related credits.

Segment Operating Results from Continuing Operations

	Personal Systems	Printing	Corporate Investments	Total Segments	Intersegment Eliminations and Other	Total

2015
Net revenue	$31,520	$21,232	$20	$52,772	$(1,309)	$51,463

Earnings (loss) from operations	$1,022	$3,765	$(43)	$4,744

2014
Net revenue	$34,387	$23,211	$296	$57,894	$(1,243)	$56,651

Earnings from operations	$1,265	$4,161	$157	$5,583

2013
Net revenue	$32,179	$24,128	$16	$56,323	$(1,050)	$55,273

Earnings (loss) from operations	$980	$3,953	$(94)	$4,839

The reconciliation of segment operating results to HP consolidated results was as follows:

	For the fiscal years ended October 31
	2015	2014	2013
		In millions
Net revenue:
Total segments	$52,772	$57,894	$56,323
Intersegment net revenue eliminations and other	(1,309)	(1,243)	(1,050)

Total HP consolidated net revenue	$51,463	$56,651	$55,273

Earnings from continuing operations before taxes:
Total segment earnings from operations	$4,744	$5,583	$4,839
Corporate and unallocated costs and eliminations	(504)	(826)	(801)
Stock-based compensation expense	(212)	(196)	(156)
Amortization of intangible assets	(102)	(129)	(198)
Restructuring charges	(63)	(176)	(168)
Defined benefit plan settlement credits	57	—	—
Interest and other, net	(388)	(393)	(461)

Total HP consolidated earnings from continuing operations before taxes	$3,532	$3,863	$3,055

Segment Assets from Continuing Operations

HP allocates assets to its business segments based on the segments primarily benefiting from the assets. Total assets by segment and the reconciliation of segment assets to HP consolidated assets from continuing operations were as follows:

	As of October 31
	2015	2014
	In millions
Personal Systems	$11,240	$12,104
Printing	10,687	10,666
Corporate Investments	9	34
Corporate and unallocated assets	8,023	16,605

Total HP consolidated assets from continuing operations	$29,959	$39,409

Major Customers

No single customer represented 10% or more of HP’s total net revenue in any fiscal year presented.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location. For each of the fiscal years of 2015, 2014 and 2013, other than the U.S., no country represented more than 10% of HP net revenue.

Net revenue by country in which HP operates was as follows:

	For the fiscal years ended October 31
	2015	2014	2013
		In millions
U.S.	$17,746	$18,229	$18,029
Other countries	33,717	38,422	37,244

Total net revenue	$51,463	$56,651	$55,273

Net property, plant and equipment from continuing operations by country in which HP operates was as follows:

	As of October 31
	2015	2014
	In millions
U.S.	$650	$2,167
Other countries	842	630
Total net property, plant and equipment from continuing operations	$1,492	$2,797

Net revenue by segment and business unit was as follows:

	For the fiscal years ended October 31
	2015	2014	2013
		In millions
Notebooks	$17,271	$17,540	$16,029
Desktops	10,941	13,197	12,844
Workstations	2,018	2,218	2,147
Other	1,290	1,432	1,159
Personal Systems	31,520	34,387	32,179
Supplies	13,979	14,917	15,716
Commercial Hardware	5,466	6,035	6,021
Consumer Hardware	1,787	2,259	2,391
Printing	21,232	23,211	24,128
Corporate Investments	20	296	16
Total segment net revenue	52,772	57,894	56,323
Intersegment net revenue eliminations and other	(1,309)	(1,243)	(1,050)
Total net revenue	$51,463	$56,651	$55,273